LEASES - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The components of lease expense were as follows:
Operating leases expenses	$ 701	$ 475
Cash flow information related to operating leases:
Cash used in operating activities	694	502
Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$ 652	$ 0